Assets Retirement Obligations and Accrued Environmental Costs Asset Retirement Obligations and Accrued Environmental Costs (Summary of Asset Retirement Obligations and Accrued Environmental Costs) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligation	$ 2.4	[1]
Accrued environmental costs	3.4
Total asset retirement obligations and accrued environmental costs	5.8
Asset retirement obligations and accrued environmental costs due within one year	(2.0)
Long-term asset retirement obligations and accrued environmental costs	3.8
Predecessor [Member]
Asset Retirement Obligation			2.0	[1]	2.6	[1]
Accrued environmental costs	3.4		10.5
Total asset retirement obligations and accrued environmental costs			12.5
Asset retirement obligations and accrued environmental costs due within one year			(8.0)
Long-term asset retirement obligations and accrued environmental costs			$ 4.5

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.